INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Domestic Tax Authority [Member] Continuing Operations [Member] USD ($)	Dec. 31, 2013 Domestic Tax Authority [Member] Continuing Operations [Member] CNY	Dec. 31, 2012 Domestic Tax Authority [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Domestic Tax Authority [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Domestic Tax Authority [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Domestic Tax Authority [Member] Discontinued Operations [Member] CNY	Dec. 31, 2012 Domestic Tax Authority [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Domestic Tax Authority [Member] Discontinued Operations [Member] CNY	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Continuing Operations [Member] USD ($)	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2013 Hong Kong [Member] Continuing Operations [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2012 Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Hong Kong [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Hong Kong [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2012 Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Hong Kong [Member] Discontinued Operations [Member] CNY	Dec. 31, 2013 Other Foreign Jurisdictions [Member] Continuing Operations [Member] USD ($)	Dec. 31, 2013 Other Foreign Jurisdictions [Member] Continuing Operations [Member] CNY	Dec. 31, 2012 Other Foreign Jurisdictions [Member] Continuing Operations [Member] CNY	Dec. 31, 2011 Other Foreign Jurisdictions [Member] Continuing Operations [Member] CNY	Dec. 31, 2013 Other Foreign Jurisdictions [Member] Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Other Foreign Jurisdictions [Member] Discontinued Operations [Member] CNY	Dec. 31, 2012 Other Foreign Jurisdictions [Member] Discontinued Operations [Member] CNY	Dec. 31, 2011 Other Foreign Jurisdictions [Member] Discontinued Operations [Member] CNY
Provision For Income Taxes [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ 4,480	27,125	(116,596)	(248,937)	$ 1,371	8,305	(10,757)	(14,708)					$ 3,321	20,105	(92,897)	(164,499)					$ (388)	(2,351)	(13,231)	(69,603)					$ 176	1,066	289	(127)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 395	2,390	171,142	111,271					$ 1,847	11,183	0	0					$ 5,353	32,404	161,729	214,921					$ (6,815)	(41,256)	10,384	(103,329)					$ 10	59	(971)	(321)